Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of December 31 ($ in millions):

	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangibles:
Patents and technology	$301.0	$(240.1)	$296.3	$(221.4)
Customer relationships and other intangibles	731.9	(438.1)	691.7	(386.4)

Total finite-lived intangibles	1,032.9	(678.2)	988.0	(607.8)
Indefinite-lived intangibles:
Trademarks and trade names	392.6	—	378.8	—

Total intangibles	$1,425.5	$(678.2)	$1,366.8	$(607.8)

Schedule of Indefinite-Lived Intangible Assets

The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of December 31 ($ in millions):

	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangibles:
Patents and technology	$301.0	$(240.1)	$296.3	$(221.4)
Customer relationships and other intangibles	731.9	(438.1)	691.7	(386.4)

Total finite-lived intangibles	1,032.9	(678.2)	988.0	(607.8)
Indefinite-lived intangibles:
Trademarks and trade names	392.6	—	378.8	—

Total intangibles	$1,425.5	$(678.2)	$1,366.8	$(607.8)